COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares	Value
COMMON STOCK	57.6%
AIRPORTS—FOREIGN	0.3%
Grupo Aeroportuario del Sureste SAB de CV, Class B (Mexico)		94,620	$2,894,259

COMMUNICATIONS	2.0%
TOWERS
American Tower Corp.		45,480	9,293,383
Crown Castle, Inc.		19,695	2,635,979
SBA Communications Corp., Class A		26,305	6,867,446

			18,796,808

COMMUNICATIONS—FOREIGN	0.6%
TOWERS
Cellnex Telecom SA, 144A (Spain)(a)		141,886	5,517,610

CONSUMER CYCLICAL	0.2%
HOTEL
Boyd Gaming Corp.		22,066	1,414,872

CONSUMER STAPLES	0.2%
FOOD PRODUCTS
JBS S/A		416,140	1,465,556

CONSUMER STAPLES—FOREIGN	1.0%
FOOD PRODUCTS
Bakkafrost P/F (Denmark)		28,951	1,869,060
Salmar ASA (Norway)		71,793	3,127,287
WH Group Ltd., 144A (Hong Kong)(a)		3,835,500	2,286,520
Wilmar International Ltd. (China) (SGD)		541,030	1,714,043

			8,996,910

CONSUMER—NON-CYCLICAL	3.1%
AGRICULTURE	2.3%
AGCO Corp.		22,626	3,059,035
Archer-Daniels-Midland Co.		45,135	3,595,454
Bunge Ltd.		89,861	8,583,523
Corteva, Inc.		103,899	6,266,149

			21,504,161

FOOD PRODUCTS	0.6%
Kraft Heinz Co./The		33,488	1,294,981
Pilgrim’s Pride Corp.(b)		32,361	750,128
Tyson Foods, Inc., Class A		53,483	3,172,611

			5,217,720

		Shares	Value
FOOD PRODUCTS—FOREIGN	0.2%
Mowi ASA (Norway)		102,917	$1,903,552

TOTAL CONSUMER—NON-CYCLICAL			28,625,433

ELECTRIC	2.0%
Constellation Energy Corp.		10,462	821,267
DTE Energy Co.		15,185	1,663,365
Evergy, Inc.		23,700	1,448,544
Exelon Corp.		134,728	5,643,756
NextEra Energy, Inc.		14,437	1,112,804
PG&E Corp.(b)		193,990	3,136,818
PPL Corp.		95,576	2,656,057
Public Service Enterprise Group, Inc.		28,879	1,803,494
Xcel Energy, Inc.		11,311	762,814

			19,048,919

ELECTRIC—FOREIGN	1.6%
E.ON SE (Germany)		184,869	2,306,188
Hydro One Ltd., 144A (Canada)(a)		69,686	1,984,105
National Grid PLC (United Kingdom)		716,019	9,685,587
Power Assets Holdings Ltd. (Hong Kong)		110,000	590,130

			14,566,010

ENERGY	5.8%
ENERGY EQUIPMENT & SERVICES	0.2%
Baker Hughes Co., Class A		56,644	1,634,746

GAS—DISTRIBUTION—FOREIGN	0.3%
ENN Energy Holdings Ltd., (H shares) (China)		212,457	2,909,166

OIL & GAS	1.7%
Chevron Corp.		36,816	6,006,899
ConocoPhillips		14,531	1,441,620
Devon Energy Corp.		18,842	953,594
Exxon Mobil Corp.		50,264	5,511,950
Occidental Petroleum Corp.		15,075	941,132
Valero Energy Corp.		10,403	1,452,259

			16,307,454

		Shares	Value
OIL & GAS—FOREIGN	3.6%
BP PLC (United Kingdom)		421,907	$2,666,671
Equinor ASA (Norway)		28,103	798,923
Neste Oyj (Finland)		19,852	980,766
Petroleo Brasileiro SA, ADR (Brazil) (USD)		70,029	730,403
Reliance Industries Ltd., GDR, 144A (India) (USD)(a)		68,232	3,849,564
Repsol SA (Spain)		123,123	1,893,369
Shell PLC (Netherlands) (GBP)		419,750	11,962,275
Suncor Energy, Inc. (Canada)		169,061	5,248,834
TotalEnergies SE (France)		67,238	3,964,599
Woodside Energy Group Ltd. (Australia) (GBP)		63,657	1,424,911

			33,520,315

TOTAL ENERGY			54,371,681

ENVIRONMENTAL SERVICES	0.2%
Waste Management, Inc.		9,352	1,525,966

INDUSTRIAL	0.3%
MACHINERY
Deere & Co.		6,340	2,617,659

INFRASTRUCTURE	0.7%
ELECTRIC	0.4%
CenterPoint Energy, Inc.		125,751	3,704,624

PIPELINES—C-CORP	0.3%
ONEOK, Inc.		46,470	2,952,704

TOTAL INFRASTRUCTURE			6,657,328

INFRASTRUCTURE—FOREIGN	2.5%
AIRPORTS	0.2%
Aena SME SA, 144A (Spain)(a),(b)		13,991	2,262,460

PIPELINES—C-CORP	2.2%
Enbridge, Inc. (Canada)		193,549	7,379,638
Pembina Pipeline Corp. (Canada)		169,853	5,502,156
TC Energy Corp. (Canada)		187,211	7,282,044

			20,163,838

TOLL ROADS	0.1%
Eiffage SA (France)		8,660	937,150

TOTAL INFRASTRUCTURE—FOREIGN			23,363,448

MARINE PORTS—FOREIGN	0.2%
MARINE PORTS & SERVICES	0.1%
Koninklijke Vopak NV (Netherlands)		37,136	1,311,124

		Shares	Value
TRANSPORTATION INFRASTRUCTURE	0.1%
International Container Terminal Services, Inc. (Philippines)		130,750	$513,375

TOTAL MARINE PORTS—FOREIGN			1,824,499

MATERIALS	6.5%
CHEMICALS	0.5%
CF Industries Holdings, Inc.		40,167	2,911,706
FMC Corp.		11,686	1,427,211

			4,338,917

CHEMICALS—FOREIGN	0.7%
Nutrien Ltd. (Canada)		95,757	7,071,654

METALS & MINING	1.3%
Alcoa Corp.		19,179	816,258
Cleveland-Cliffs, Inc.(b)		65,250	1,196,033
Freeport-McMoRan, Inc.		142,585	5,833,152
Newmont Corp.		19,424	952,164
Reliance Steel & Aluminum Co.		6,152	1,579,465
Steel Dynamics, Inc.		16,252	1,837,451

			12,214,523

METALS & MINING—FOREIGN	4.0%
Agnico Eagle Mines Ltd. (Canada) (GBP)		84,147	4,289,847
Barrick Gold Corp. (Canada)		141,724	2,631,815
BHP Group Ltd. (Australia)		327,671	10,358,968
Cameco Corp. (Canada)		24,224	633,942
First Quantum Minerals Ltd. (Zambia)		36,370	836,120
Glencore PLC (Australia) (GBP)		1,286,913	7,405,174
Newcrest Mining Ltd. (Australia)		95,458	1,703,963
Nippon Steel Corp. (Japan)		65,019	1,533,245
Teck Resources Ltd., Class B (Canada)		66,783	2,437,579
Vale SA, Class B (Brazil) (USD)		265,567	4,190,647
Wheaton Precious Metals Corp. (Brazil) (CAD)		24,779	1,193,389

			37,214,689

TOTAL MATERIALS			60,839,783

OIL & GAS—FOREIGN	0.2%
Imperial Oil Ltd. (Canada)		45,665	2,322,276

PIPELINES	1.6%
C-CORP	1.2%
Cheniere Energy, Inc.		31,936	5,033,114
DT Midstream, Inc.		25,298	1,248,962

		Shares	Value
Targa Resources Corp.		58,077	$4,236,717
Williams Cos., Inc./The		23,529	702,576

			11,221,369

C-CORP—FOREIGN	0.3%
Keyera Corp. (Canada)		129,834	2,842,611

MIDSTREAM—C-CORP	0.1%
Kinder Morgan, Inc.		46,338	811,378

TOTAL PIPELINES			14,875,358

RAILWAYS	0.3%
CSX Corp.		58,042	1,737,778
Union Pacific Corp.		3,982	801,417

			2,539,195

RAILWAYS—FOREIGN	0.3%
Canadian Pacific Railway Ltd. (Canada)		11,848	912,335
Santos Brasil Participacoes SA (Brazil)		613,925	983,549
West Japan Railway Co. (Japan)		27,500	1,132,769

			3,028,653

REAL ESTATE	24.2%
DATA CENTERS	1.8%
Digital Realty Trust, Inc.		85,773	8,432,344
Equinix, Inc.		11,314	8,157,846

			16,590,190

DIVERSIFIED—FOREIGN	3.3%
British Land Co., PLC/The (United Kingdom)		364,059	1,746,269
Capitaland Investment Ltd. (Singapore)		1,156,200	3,207,897
Charter Hall Group (Australia)		420,303	3,122,262
CK Asset Holdings Ltd. (Hong Kong)		339,000	2,055,245
Covivio SA (France)		13,292	773,198
Hang Lung Properties Ltd. (Hong Kong)		639,000	1,195,704
ICADE (France)		11,487	540,875
Invincible Investment Corp. (Japan)		5,217	2,195,854
LondonMetric Property PLC (United Kingdom)		169,607	369,458
LXI REIT PLC (United Kingdom)		570,654	694,635
Merlin Properties Socimi SA (Spain)		176,347	1,542,940
Stockland (Australia)		1,686,464	4,516,002
Sumitomo Realty & Development Co., Ltd. (Japan)		125,475	2,833,407
Sun Hung Kai Properties Ltd. (Hong Kong)		271,000	3,796,601
United Urban Investment Corp. (Japan)		1,377	1,485,694
Warehouses De Pauw CVA (Belgium)		33,109	984,533

			31,060,574

		Shares	Value
HEALTH CARE	1.9%
Healthcare Realty Trust, Inc., Class A		246,007	$4,755,315
Welltower, Inc.		181,944	13,043,566

			17,798,881

HEALTH CARE—FOREIGN	0.3%
Cofinimmo SA (Belgium)		3,667	324,976
Parkway Life Real Estate Investment Trust (Singapore)		689,800	2,070,148

			2,395,124

HOTEL	0.4%
Host Hotels & Resorts, Inc.		218,591	3,604,566

HOTEL—FOREIGN	0.3%
Japan Hotel REIT Investment Corp. (Japan)		2,152	1,220,514
Sands China Ltd. (H shares) (Macau)(b)		458,400	1,592,476

			2,812,990

INDUSTRIALS	2.5%
Americold Realty Trust, Inc.		161,922	4,606,681
Prologis, Inc.		151,774	18,936,842

			23,543,523

INDUSTRIALS—FOREIGN	1.2%
CapitaLand Ascendas REIT (Singapore)		722,900	1,558,725
Frasers Logistics & Commercial Trust (Singapore)		1,449,000	1,430,191
Goodman Group (Australia)		140,717	1,785,676
Mitsui Fudosan Logistics Park, Inc. (Japan)		71	249,110
Nippon Prologis REIT, Inc. (Japan)		1,383	2,927,874
Segro PLC (United Kingdom)		103,512	986,033
Sirius Real Estate Ltd. (Germany) (GBP)		957,233	905,706
Tritax Big Box REIT PLC (United Kingdom)		290,966	503,482
Urban Logistics REIT PLC (United Kingdom)		634,694	1,002,186

			11,348,983

NET LEASE	0.2%
Spirit Realty Capital, Inc.		53,730	2,140,603

NET LEASE—FOREIGN	0.1%
ARGAN SA (France)		6,726	502,725

		Shares	Value
OFFICE	0.2%
Cousins Properties, Inc.		81,682	$1,746,361

OFFICE—FOREIGN	0.1%
Great Portland Estates PLC (United Kingdom)		142,715	892,589
Kenedix Office Investment Corp. (Japan)		182	420,988

			1,313,577

REAL ESTATE MANAGEMENT & DEVELOPMENT—FOREIGN	0.8%
Castellum AB (Sweden)		49,767	578,978
Mitsui Fudosan Co., Ltd. (Japan)		253,500	4,761,853
Nomura Real Estate Holdings, Inc. (Japan)		24,800	549,162
Pandox AB, Class B (Sweden)(b)		44,843	559,488
TAG Immobilien AG (Germany)		88,993	616,079

			7,065,560

REAL ESTATE SERVICES	0.2%
Jones Lang LaSalle, Inc.(b)		12,588	1,831,428

RESIDENTIAL	3.6%
Camden Property Trust		60,380	6,330,239
Essex Property Trust, Inc.		3,694	772,563
Highwoods Properties, Inc.		59,494	1,379,666
Invitation Homes, Inc.		309,996	9,681,175
Mid-America Apartment Communities, Inc.		40,232	6,076,642
Sun Communities, Inc.		29,523	4,159,200
UDR, Inc.		136,538	5,606,250

			34,005,735

RESIDENTIAL—FOREIGN	0.9%
Advance Residence Investment Corp. (Japan)		821	1,960,202
Aedifica SA (Belgium)		6,373	513,435
LEG Immobilien SE (Germany)		50,004	2,748,020
UNITE Group PLC/The (United Kingdom)		49,286	583,903
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		419,000	2,412,337

			8,217,897

RETAIL—FOREIGN	1.8%
Catena AB (Sweden)		39,431	1,467,484
Eurocommercial Properties NV (Netherlands)		27,123	618,117
Japan Metropolitan Fund Invest (Japan)		3,857	2,816,583
Klepierre SA (France)		148,690	3,371,125
Link REIT (Hong Kong)		574,000	3,690,953

		Shares	Value
Mercialys SA (France)		63,388	$647,622
RioCan Real Estate Investment Trust (Canada)		161,132	2,430,989
Unibail-Rodamco-Westfield (France)(b)		27,235	1,465,406

			16,508,279

SELF STORAGE	1.7%
Public Storage		52,193	15,769,593

SELF STORAGE—FOREIGN	0.3%
Safestore Holdings PLC (United Kingdom)		250,568	2,941,077

SHOPPING CENTERS	2.6%
Kimco Realty Corp.		181,978	3,554,030
Realty Income Corp.		184,091	11,656,642
Simon Property Group, Inc.		77,933	8,726,158

			23,936,830

SHOPPING CENTERS—FOREIGN	0.0%
Land Securities Group PLC (United Kingdom)		56,543	434,055

TOTAL REAL ESTATE			225,568,551

TOLL ROADS—FOREIGN	1.6%
Atlas Arteria Ltd. (Australia)(c)		479,243	2,023,356
Transurban Group (Australia)(c)		114,081	1,089,289
Vinci SA (France)		90,512	10,376,505
Zhejiang Expressway Co., Ltd., (H Shares) (China)		1,726,000	1,373,208

			14,862,358

TRANSPORT LOGISTICS—FOREIGN	0.2%
Qube Holdings Ltd. (Australia)		760,255	1,468,035

UTILITIES	2.0%
ELECTRIC	0.2%
Alliant Energy Corp.		32,380	1,729,092

ELECTRIC—FOREIGN	0.2%
Enel SpA (Italy)		264,561	1,613,544

MULTI-UTILITIES	1.2%
NiSource, Inc.		149,829	4,189,219
Sempra Energy		44,602	6,742,038

			10,931,257

WATER	0.3%
Essential Utilities, Inc.		69,914	3,051,746

		Shares	Value
WATER—FOREIGN	0.1%
Guangdong Investment Ltd. (H shares) (China)		1,322,000	$1,352,371

TOTAL UTILITIES			18,678,010

TOTAL COMMON STOCK (Identified cost—$517,953,652)			535,869,177

EXCHANGE-TRADED FUNDS	4.8%
GOLD	4.4%
iShares Gold Trust ETF(b)		327,407	12,235,199
SPDR Gold MiniShares Trust(b)		729,733	28,539,858

			40,775,057

SHORT-TERM BOND	0.4%
SPDR Portfolio Short Term Corporate Bond ETF		134,303	3,979,398

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$39,763,957)			44,754,455

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	4.2%
BANKS	1.0%
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(e)		$750,000	734,062
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(e)		525,000	525,000
Citigroup, Inc., 8.87% (3 Month US LIBOR + 4.068%), Series O (FRN)(d),(f)		750,000	746,250
Citigroup, Inc., 9.094% (3 Month US LIBOR + 4.23%), Series B (FRN)(d),(f)		275,000	273,969
Corestates Capital III, 5.434% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (FRN) (TruPS)(a),(f)		1,000,000	935,780
Discover Bank, 4.20%, due 8/8/23, Series BKNT		3,100,000	3,071,992
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(e)		500,000	502,052
PNC Financial Services Group, Inc./The, 8.492% (3 Month US LIBOR + 3.678%), Series O (FRN)(d),(f)		1,250,000	1,237,380
Truist Financial Corp., 5.516% (3 Month US LIBOR + 0.65%), due 3/15/28 (FRN) (TruPS)(f)		550,000	498,791
Truist Financial Corp., 5.53% (3 Month US LIBOR + 0.67%), due 5/15/27, Series A (FRN) (TruPS)(f)		600,000	545,978

			9,071,254

		Principal Amount	Value
BANKS—FOREIGN	0.5%
Barclays PLC, 8.00% to 6/15/24 (United Kingdom) (USD)(d),(e),(g)		$800,000	$722,000
Credit Agricole SA, 6.875% to 9/23/24, 144A (France) (USD)(a),(d),(e),(g)		400,000	372,834
Credit Agricole SA, 7.875% to 1/23/24, 144A (France) (USD)(a),(d),(e),(g)		1,000,000	983,989
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom) (USD)(d),(e),(g)		800,000	756,888
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom) (USD)(a),(d),(e),(g)		600,000	600,000
UBS Group AG, 7.00% to 2/19/25 (Switzerland) (USD)(d),(e),(g),(h)		900,000	852,757
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland) (USD)(a),(d),(e),(g)		400,000	380,484

			4,668,952

ELECTRIC	0.3%
Dominion Energy, Inc., 3.071%, due 8/15/24		1,806,000	1,752,828
Sempra Energy, 4.875% to 10/15/25(d),(e)		850,000	798,204

			2,551,032

ELECTRIC—FOREIGN	0.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada) (USD)(e)		2,000,000	1,871,069
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy) (USD)(a),(e)		1,550,000	1,539,218

			3,410,287

INSURANCE	2.0%
LIFE/HEALTH INSURANCE	0.5%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(e)		4,935,000	4,865,268

LIFE/HEALTH INSURANCE—FOREIGN	1.4%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan) (USD)(a),(d),(e)		800,000	779,989
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan) (USD)(d),(e),(h)		2,400,000	2,391,300
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan) (USD)(a),(e)		1,000,000	968,589
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan) (USD)(a),(e)		3,000,000	2,891,625
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan) (USD)(a),(e)		5,650,000	5,622,048

			12,653,551

		Principal Amount	Value
PROPERTY CASUALTY—FOREIGN	0.1%
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia) (USD)(a),(e)		$800,000	$796,655

TOTAL INSURANCE			18,315,474

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom) (USD)(e),(h)		700,000	681,485

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$39,837,388)			38,698,484

CORPORATE BONDS	7.4%
BANKS	0.3%
Goldman Sachs Group, Inc./The, 1.757% to 1/24/24, due 1/24/25(e)		850,000	822,972
Morgan Stanley, 3.62% to 4/17/24, due 4/17/25(e)		1,015,000	996,917
Morgan Stanley, 5.772% (SOFR + 1.165%), due 4/17/25 (FRN)(f)		1,275,000	1,272,092

			3,091,981

COMMUNICATIONS—TOWERS	0.2%
American Tower Corp., 2.95%, due 1/15/25		570,000	549,024
American Tower Corp., 4.00%, due 6/1/25		1,075,000	1,049,940
American Tower Corp., 5.00%, due 2/15/24		300,000	298,699

			1,897,663

CONSUMER—NON-CYCLICAL	0.1%
Amgen, Inc., 5.507%, due 3/2/26		1,000,000	1,004,311

ELECTRIC	2.0%
American Electric Power Co., Inc., 2.031%, due 3/15/24		940,000	909,791
DTE Energy Co., 4.22%, due 11/1/24		2,439,000	2,413,087
DTE Energy Co., 2.529%, due 10/1/24, Series C		695,000	669,039
Duke Energy Corp., 5.00%, due 12/8/25		925,000	931,935
National Rural Utilities Cooperative Finance Corp., 4.45%, due 3/13/26		310,000	309,669
NextEra Energy Capital Holdings, Inc., 4.255%, due 9/1/24		1,750,000	1,734,580
NextEra Energy Capital Holdings, Inc., 4.45%, due 6/20/25		1,430,000	1,421,215
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		2,050,000	2,086,532

		Principal Amount	Value
Southern California Edison Co., 0.70%, due 4/3/23		$1,967,000	$1,967,000
Southern California Edison Co., 1.10%, due 4/1/24		260,000	250,054
Southern California Edison Co., 4.20%, due 6/1/25, Series C		1,120,000	1,107,282
Southern Co./The, 4.475%, due 8/1/24		1,380,000	1,364,168
WEC Energy Group, Inc., 4.75%, due 1/9/26		385,000	385,398
WEC Energy Group, Inc., 5.00%, due 9/27/25		1,750,000	1,751,819
Wisconsin Public Service Corp., 5.35%, due 11/10/25		1,000,000	1,018,276

			18,319,845

ELECTRIC—FOREIGN	0.4%
Emera US Finance LP, 0.833%, due 6/15/24 (Canada) (USD)		1,555,000	1,465,600
Enel Finance International NV, 4.25%, due 6/15/25, 144A (Italy) (USD)(a)		1,250,000	1,224,996
Enel Finance International NV, 6.80%, due 10/14/25, 144A (Italy) (USD)(a)		800,000	827,515

			3,518,111

FINANCIAL	0.3%
General Motors Financial Co., Inc., 3.80%, due 4/7/25		500,000	486,438
General Motors Financial Co., Inc., 5.841% (SOFR + 1.3%), due 4/7/25 (FRN)(f)		535,000	531,597
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		150,000	141,243
Newmark Group, Inc., 6.125%, due 11/15/23		1,990,000	1,974,571

			3,133,849

FINANCIAL—FOREIGN	0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, due 10/29/24 (Ireland) (USD)		300,000	280,832

HEALTH CARE	0.1%
Haleon US Capital LLC, 3.024%, due 3/24/24		600,000	583,449

HEALTH CARE—FOREIGN	0.1%
Haleon UK Capital PLC, 3.125%, due 3/24/25 (United Kingdom)		500,000	483,535

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
T-Mobile USA, Inc., 3.50%, due 4/15/25		1,640,000	1,595,036
Verizon Communications, Inc., 3.376%, due 2/15/25		680,000	666,380
Verizon Communications, Inc., 5.964% (3 Month US LIBOR + 1.1%), due 5/15/25 (FRN)(f)		200,000	200,469

			2,461,885

		Principal Amount	Value
MEDIA	0.1%
Warnermedia Holdings, Inc., 3.788%, due 3/15/25, 144A(a)		$604,000	$585,245

PIPELINES—FOREIGN	0.0%
Enbridge, Inc., 2.50%, due 2/14/25 (Canada) (USD)		115,000	110,188
Enbridge, Inc., 5.361% (SOFR + 0.63%), due 2/16/24 (FRN) (Canada) (USD)(f)		125,000	124,093

			234,281

REAL ESTATE	3.5%
DATA CENTERS	0.2%
Equinix, Inc., 1.25%, due 7/15/25		500,000	458,468
Equinix, Inc., 2.625%, due 11/18/24		1,408,000	1,355,986

			1,814,454

DIVERSIFIED	0.1%
National Retail Properties, Inc., 3.90%, due 6/15/24		650,000	640,308
Spirit Realty LP, 3.20%, due 1/15/27		359,000	327,717

			968,025

FINANCE	1.8%
Boston Properties LP, 3.125%, due 9/1/23		1,200,000	1,180,152
Essex Portfolio LP, 3.50%, due 4/1/25		1,500,000	1,447,287
Essex Portfolio LP, 3.875%, due 5/1/24		1,075,000	1,060,564
Federal Realty Investment Trust, 2.75%, due 6/1/23		3,245,000	3,230,931
Federal Realty Investment Trust, 3.95%, due 1/15/24		2,237,000	2,209,764
Kimco Realty OP LLC, 2.70%, due 3/1/24		550,000	534,420
Mid-America Apartments LP, 3.75%, due 6/15/24		1,970,000	1,936,332
Realty Income Corp., 4.60%, due 2/6/24		1,250,000	1,241,811
Realty Income Corp., 4.625%, due 11/1/25		800,000	788,949
SITE Centers Corp., 3.625%, due 2/1/25		540,000	511,368
Ventas Realty LP, 3.75%, due 5/1/24		500,000	490,170
VICI Properties LP/VICI Note Co., Inc., 5.625%, due 5/1/24, 144A(a)		2,200,000	2,183,500

			16,815,248

HEALTH CARE	0.6%
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		2,650,000	2,559,036
Healthpeak OP LLC, 3.40%, due 2/1/25		1,267,000	1,228,753
Healthpeak OP LLC, 4.00%, due 6/1/25		455,000	446,021
Sabra Health Care LP, 5.125%, due 8/15/26		70,000	65,751
Welltower OP LLC, 3.625%, due 3/15/24		390,000	381,836
Welltower OP LLC, 4.50%, due 1/15/24		1,200,000	1,187,334

			5,868,731

		Principal Amount	Value

INDUSTRIALS	0.1%
Regency Centers LP, 3.75%, due 6/15/24		$1,436,000	$1,403,746

NET LEASE	0.2%
WP Carey, Inc., 4.00%, due 2/1/25		116,000	112,440
WP Carey, Inc., 4.60%, due 4/1/24		1,657,000	1,622,102

			1,734,542

OFFICE	0.3%
Boston Properties LP, 3.80%, due 2/1/24		600,000	578,193
Kilroy Realty LP, 3.45%, due 12/15/24		2,250,000	2,025,037

			2,603,230

RETAIL	0.1%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		500,000	494,346

SELF STORAGE	0.0%
CubeSmart LP, 3.125%, due 9/1/26		290,000	274,958

SHOPPING CENTERS	0.1%
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	146,909
Kimco Realty OP LLC, 3.85%, due 6/1/25		150,000	143,572
Kimco Realty OP LLC, 4.45%, due 1/15/24		300,000	295,463
Kite Realty Group Trust, 4.00%, due 3/15/25		456,000	433,922

			1,019,866

TOTAL REAL ESTATE			32,997,146

UTILITIES	0.1%
ELECTRIC
Sempra Energy, 3.30%, due 4/1/25		490,000	474,546

TOTAL CORPORATE BONDS (Identified cost—$70,454,257)			69,066,679

U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		396,683	401,541

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$413,875)			401,541

		Shares	Value
SHORT-TERM INVESTMENTS	25.5%
MONEY MARKET FUNDS	3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(i)		28,235,309	$28,235,309

		Principal Amount
U.S. TREASURY BILLS	13.8%
United States Treasury Bills, 3.992%, due 4/6/23(j)		$9,022,000	9,017,162
United States Treasury Bills, 4.281%, due 4/13/23(j)		19,206,000	19,179,528
United States Treasury Bills, 4.604%, due 4/13/23(j)		5,484,000	5,475,793
United States Treasury Bills, 4.655%, due 4/20/23(j)		35,627,000	35,541,605
United States Treasury Bills, 4.667%, due 5/4/23(j),(k)		14,010,000	13,951,567
United States Treasury Bills, 4.849%, due 6/1/23(j)		14,150,000	14,044,890
United States Treasury Bills, 4.609%, due 6/15/23(j)		16,099,000	15,947,649
United States Treasury Bills, 4.62%, due 6/15/23(j)		11,671,000	11,561,278
United States Treasury Bills, 4.786%, due 6/29/23(j)		4,000,000	3,955,292

			128,674,764

U.S. TREASURY NOTES	8.6%
United States Treasury Notes, 4.76%, due 7/31/23(f),(k)		80,093,000	80,062,798

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$236,977,779)			236,972,871

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$905,400,908)	99.5%	$925,763,207
WRITTEN OPTION CONTRACTS (Premiums received—$41,196)	(0.0)	(30,596)
OTHER ASSETS IN EXCESS OF LIABILITIES(l)	0.5	4,893,276

NET ASSETS	100.0%	$930,625,887

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value
Put — Coffee ‘C’	$ 165.00	4/13/23	(41)	$(2,621,438)	$(41,196)	$(30,596)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $36,592,726 which represents 3.9% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Variable rate. Rate shown is in effect at March 31, 2023.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $4,668,952 or 0.5% of the net assets of the Fund.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,925,542 which represents 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	All or a portion of this security has been pledged as collateral for futures contracts. $29,781,919 in collateral aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(k)	The rate shown is the effective yield on the date of purchase.
(l)	Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 31, 2023.
(m)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	141	April 17, 2023	$8,914,988	$8,399,194	$(515,794)
Aluminum HG LME	34	May 15, 2023	2,181,086	2,034,688	(146,398)
Aluminum HG LME	171	June 19, 2023	10,878,729	10,304,887	(573,842)
Aluminum HG LME	167	October 16, 2023	10,991,671	10,283,025	(708,646)
Aluminum HG LME	166	November 13, 2023	10,302,911	10,272,287	(30,624)
Brent Crude Oil(a)	21	April 28, 2023	1,681,560	1,677,690	(3,870)
Brent Crude Oil(a)	190	May 31, 2023	15,975,101	15,148,700	(826,401)
Brent Crude Oil(a)	57	June 30, 2023	4,797,924	4,528,650	(269,274)
Cattle Feeder(a)	40	May 25, 2023	3,999,208	4,105,000	105,792
Coffee C	113	May 18, 2023	7,539,533	7,224,937	(314,596)
Copper	154	May 26, 2023	15,657,871	15,763,825	105,954
Corn	404	July 14, 2023	12,689,543	12,847,200	157,657

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Cotton No. 2	85	July 7, 2023	$3,577,515	$3,531,750	$(45,765)
Gasoline RBOB	16	April 28, 2023	1,731,531	1,801,632	70,101
Gasoline RBOB	16	September 29, 2023	1,517,617	1,532,966	15,349
Gold 100 oz	202	June 28, 2023	38,826,355	40,121,240	1,294,885
KC HRW Wheat	101	July 14, 2023	4,334,004	4,351,837	17,833
Lead LME	41	June 19, 2023	2,159,552	2,160,444	892
Lead LME	41	September 18, 2023	2,184,664	2,167,619	(17,045)
Lean Hogs(a)	78	June 14, 2023	2,952,861	2,858,700	(94,161)
Lean Hogs(a)	88	October 13, 2023	3,198,631	2,988,480	(210,151)
Live Cattle	125	June 30, 2023	7,923,333	8,106,250	182,917
Low Sulphur Gasoil	77	May 11, 2023	6,070,825	5,788,475	(282,350)
Natural Gas	247	April 26, 2023	7,225,883	5,473,520	(1,752,363)
Natural Gas	247	August 29, 2023	7,580,586	6,792,500	(788,086)
Nickel LME	54	April 17, 2023	9,325,549	7,673,940	(1,651,609)
Nickel LME	4	May 15, 2023	589,693	570,000	(19,693)
Nickel LME	95	June 19, 2023	14,518,413	13,582,530	(935,883)
Nickel LME	41	September 18, 2023	6,130,264	5,922,450	(207,814)
Silver	89	May 26, 2023	9,451,716	10,749,420	1,297,704
Soybean	186	July 14, 2023	14,007,285	13,722,150	(285,135)
Soybean Meal	24	May 12, 2023	1,158,987	1,118,400	(40,587)
Soybean Meal	178	July 14, 2023	8,395,053	8,211,140	(183,913)
Soybean Oil	206	July 14, 2023	7,532,779	6,874,632	(658,147)
Sugar #11 (World)	150	June 30, 2023	3,403,877	3,667,440	263,563
Sugar #11 (World)	117	September 29, 2023	2,502,390	2,813,429	311,039
Wheat	16	May 12, 2023	535,028	553,800	18,772
Wheat	178	July 14, 2023	6,747,707	6,270,050	(477,657)
WTI Crude Oil	274	April 20, 2023	20,482,466	20,733,580	251,114
WTI Crude Oil	40	May 22, 2023	2,751,614	3,032,000	280,386
WTI Crude Oil	65	September 20, 2023	4,980,896	4,843,150	(137,746)
Zinc LME	12	May 15, 2023	972,714	878,925	(93,789)
Zinc LME	182	July 17, 2023	13,465,418	13,288,275	(177,143)
Zinc LME	96	August 14, 2023	7,716,200	6,998,400	(717,800)
Zinc LME	93	November 13, 2023	7,096,782	6,748,313	(348,469)

			$336,658,313	$328,517,520	$(8,140,793)

SHORT FUTURES OUTSTANDING
Aluminum HG LME	141	April 17, 2023	$(8,854,543)	$(8,399,193)	$455,350
Aluminum HG LME	34	May 15, 2023	(1,993,190)	(2,034,687)	(41,497)
Aluminum HG LME	171	June 19, 2023	(11,063,397)	(10,304,888)	758,509
Aluminum HG LME	167	October 16, 2023	(10,307,273)	(10,283,025)	24,248

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil(a)	42	April 30, 2024	$(3,211,619)	$(3,184,860)	$26,759
Corn	77	December 14, 2023	(2,288,671)	(2,181,025)	107,646
Cotton No.2	34	May 8, 2023	(1,405,797)	(1,407,260)	(1,463)
KC HRW Wheat	36	May 12, 2023	(1,448,331)	(1,579,950)	(131,619)
Lead LME	32	May 15, 2023	(1,671,134)	(1,684,200)	(13,066)
Lead LME	41	June 19, 2023	(2,173,380)	(2,160,444)	12,936
Lead LME	1	September 18, 2023	(53,322)	(52,869)	453
Low Sulphur Gasoil	16	July 12, 2023	(1,180,440)	(1,175,200)	5,240
Nickel LME	54	April 17, 2023	(9,155,613)	(7,673,940)	1,481,673
Nickel LME	8	May 15, 2023	(1,372,810)	(1,140,000)	232,810
Nickel LME	95	June 19, 2023	(13,561,085)	(13,582,530)	(21,445)
Nickel LME	1	September 18, 2023	(145,586)	(144,450)	1,136
Soybean	16	May 12, 2023	(1,217,994)	(1,204,400)	13,594
Soybean	16	November 14, 2023	(1,098,167)	(1,055,800)	42,367
Sugar #11 (World)	59	April 28, 2023	(1,374,580)	(1,470,280)	(95,700)
WTI Crude Oil	40	May 21, 2024	(2,649,802)	(2,849,200)	(199,398)
Zinc LME	12	May 15, 2023	(863,111)	(878,925)	(15,814)
Zinc LME	182	July 17, 2023	(14,242,072)	(13,288,275)	953,797
Zinc LME	96	August 14, 2023	(7,733,445)	(6,998,400)	735,045
Zinc LME	4	November 13, 2023	(293,035)	(290,250)	2,785

			$(99,358,397)	$(95,024,051)	$4,334,346

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
HRW	Hard Red Winter
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
WTI	West Texas Intermediate

Country Summary	% of Net Assets
United States	66.5
Canada	6.1
Japan	3.9
Australia	3.8
United Kingdom	2.8
France	2.6
Hong Kong	1.7
Netherlands	1.5
Spain	1.2
Singapore	0.9
China	0.8
Brazil	0.8
Germany	0.7
Norway	0.6
Italy	0.6
Other (includes short-term investments)	5.5

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Commodity futures contracts and options on futures contracts are valued at the settlement price as of the close of futures trading on the primary exchange on which the futures are traded. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Pricesin Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Communications—Foreign	$—	$5,517,610	$—	$5,517,610
Consumer Staples—Foreign	—	8,996,910	—	8,996,910
Consumer—Non-Cyclical	26,721,881	1,903,552	—	28,625,433
Electric—Foreign	1,984,105	12,581,905	—	14,566,010
Energy	23,921,437	30,450,244	—	54,371,681
Infrastructure—Foreign	20,163,838	3,199,610	—	23,363,448
Marine Ports—Foreign	—	1,824,499	—	1,824,499
Materials	39,838,433	21,001,350	—	60,839,783
Railways—Foreign	1,895,884	1,132,769	—	3,028,653
Real Estate	146,199,181	79,369,370	—	225,568,551
Toll Roads—Foreign	—	14,862,358	—	14,862,358
Transport Logistics—Foreign	—	1,468,035	—	1,468,035
Utilities	15,712,095	2,965,915	—	18,678,010
Other Industries	74,158,196	—	—	74,158,196
Exchange-Traded Funds	44,754,455	—	—	44,754,455
Preferred Securities—Capital Securities	—	38,698,484	—	38,698,484
Corporate Bonds	—	69,066,679	—	69,066,679
U.S. Treasury Inflation Protected Bonds	—	401,541	—	401,541
Short-Term Investments	—	236,972,871	—	236,972,871

Total Investments in Securities(a)	$395,349,505	$530,413,702	$—	$925,763,207

Futures Contracts	$9,228,307	$—	$—	$9,228,307

Total Derivative Assets(a)	$9,228,307	$—	$—	$9,228,307

Futures Contracts	$(13,034,753)	$—	$—	$(13,034,753)
Written Option Contracts	—	(30,596)	—	(30,596)

Total Derivative Liabilities(a)	$(13,034,753)	$(30,596)	$—	$(13,065,349)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

U.S. Treasury Inflation-Protected Securities: U.S. Treasury Inflation-Protected Securities (TIPS) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will increase or decrease, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed security will be included as interest income, even though investors do not receive their principal until maturity. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s futures contracts and option contracts activity for the three months ended March 31, 2023:

Futures Contracts
Average Notional Amount—Long	$327,840,718
Average Notional Amount—Short	(87,625,221)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$2,684,000	$2,621,438

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month for purchased option contracts and one month for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.